Income Taxes (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Federal statutory income tax rate	34.00%	34.00%	34.00%
Federal tax credits related to investment in low income housing	$ 722,000	$ 572,000	$ 570,000
Reclassification out of AOCI to income	416,000
Adjustments to unrecognized tax benefits	$ 0	$ 0	$ 0
Scenario, Plan [Member]
Federal statutory income tax rate	21.00%
Decrease in federal statutory tax rate	13.00%